Income Taxes (Reconciliation Of U.S Statutory Tax Rate To Worldwide Effective Tax Rate) (Details)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Income Taxes
United States	7.60%	1.40%	(98.90%)
Foreign	92.40%	98.60%	198.90%
Total	100.00%	100.00%	100.00%
Tax expense (benefit) at U.S. statutory rate	35.00%	35.00%	35.00%
Tax on remittance of foreign earnings	6.00%	22.00%	14.60%
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(4.00%)	(25.10%)	(7.10%)
Foreign taxes different than U.S. statutory rate	(12.80%)	(8.40%)	(19.10%)
Valuation allowances	8.90%	(0.60%)	2.90%
Benefit of foreign tax credits			(5.40%)
Contingent sale proceeds		(6.60%)	(17.70%)
Tax rate changes			(0.30%)
Goodwill impairment			28.40%
Tax provision adjustments	(1.70%)	2.60%	2.90%
Other, net	(0.70%)	(1.30%)	4.20%
Taxes at effective worldwide tax rates	30.70%	17.60%	38.40%